Revenues - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Performance obligations resulted in increase (decrease) of revenue	$ 3.3		$ (17.8)	$ (19.4)	$ 1.0	$ 16.0
Amount of reimbursement overpayment received from government payors		$ 10.3				$ 66.7
Accrued refunds to government payors	$ 10.3			$ 10.3